ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2018	2019
Accrued payroll and welfare	$6,526,287	$6,970,058
Exercised shared based compensation due to employee	—	1,093,257
Accrued shipment expenses	567,438	1,011,320
Bid Bond	936,294	810,868
Accrued professional fees	187,027	368,587
Other tax payables	364,223	367,467
Interest payable	297,776	468,013
Others	538,657	1,132,530
Total	$9,417,702	$12,222,100